Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases	The following table contains a summary of the operating lease costs recognized under ASC 842 and supplemental cash flow information for leases for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Fixed lease expense	$112	$244

Total lease cost	$112	$244

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$64	$257
The following table contains a summary of the operating lease costs recognized under ASC 842 and supplemental cash flow information for leases for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Fixed lease expense	$278	$244

Total lease cost	$278	$244

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$257	$257
Right-of-use assets obtained in exchange for new operating lease liabilities	$1,936	$—

Summary Balance Sheet Classification of Operating Leases and Weighted Average Remaining Lease Term and Discount Rate
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of ROU assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases:

	March 31, 2023	December 31, 2022
Lease assets
Operating lease right-of-use assets	$1,983	$2,052

Total lease assets	$1,983	$2,052

Lease liabilities
Current:
Operating lease liabilities	$217	$165
Non-current:
Operating lease liabilities	1,855	1,927

Total lease liabilities	$2,072	$2,092

Weighted-average remaining lease term—operating leases (years)	5.67	5.92
Weighted-average discount rate—operating leases	8.48%	8.48%

The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of ROU assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases:

	December 31, 2022	December 31, 2021
Lease assets
Operating lease right-of-use assets	$2,052	$356

Total lease assets	$2,052	$356

Lease liabilities
Current:
Operating lease liabilities	$165	$248
Non-current:
Operating lease liabilities	1,927	127

Total lease liabilities	$2,092	$375

Weighted-average remaining lease term—operating leases (years)	5.92	1.50
Weighted-average discount rate—operating leases	8.48%	3.75%

Summary of Payments by Date for Operating Lease
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation, as of March 31, 2023:

2023 (remaining nine months)	272
2024	449
2025	464
2026	480
2027	497
Thereafter	470

Total lease payments	2,632
Less: Interest	(560)

Present value of lease liabilities	$2,072

The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation, as of December 31, 2022:

2023	337
2024	448
2025	464
2026	480
2027	497
Thereafter	470

Total lease payments	2,696
Less: Interest	(604)

Present value of lease liabilities	$2,092